U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 5, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Country Mutual Funds Trust (the “Trust”)
File Nos. (333-68270) and (811-10475)

Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust on behalf of two of its series, the Country VP Growth Fund and Country VP Bond Fund, hereby certifies that the form of its Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the form of Prospectus and Statement of Additional Information dated April 30, 2010 filed electronically via EDGAR as Post-Effective Amendment No. 27 to the Fund’s Registration Statement on Form N-1A on April 28, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely yours,

/s/ Edward L. Paz

Edward L. Paz, Esq.
for U.S. Bancorp Fund Services, LLC